GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 40.5%
FHLMC
$3,752	7.500%	12/01/29	$ 3,977
1,133	5.000	10/01/33	1,136
1,554	5.000	07/01/35	1,558
2,328	5.000	12/01/35	2,341
448	5.000	03/01/38	451
926	5.000	06/01/41	932
5,292	4.500	08/01/48	5,115
5,959	4.500	11/01/48	5,738
639,031	3.000	09/01/49	564,163
468,137	4.000	03/01/50	439,283
989,025	4.500	03/01/50	955,030
975,820	2.500	05/01/51	822,635
982,530	2.500	05/01/51	832,958
911,565	2.500	09/01/51	769,876
785,751	4.500	04/01/52	749,412
619,654	4.500	06/01/52	593,374
363,735	4.500	06/01/52	348,505
FNMA
299	5.500	09/01/23	299
256	5.500	09/01/23	256
199	5.500	10/01/23	199
386	4.500	07/01/24	384
1,537	9.000	11/01/25	1,567
11,786	7.000	08/01/26	12,098
4,062	8.000	10/01/29	4,276
893	8.500	04/01/30	961
1,681	8.000	05/01/30	1,732
3,417	8.000	08/01/32	3,662
4,394	4.500	08/01/39	4,328
15,012	3.000	01/01/43	13,435
8,014	3.000	01/01/43	7,172
9,374	3.000	03/01/43	8,389
69,171	3.000	03/01/43	61,905
22,441	3.000	03/01/43	20,084
9,072	3.000	04/01/43	8,119
16,460	3.000	04/01/43	14,731
11,770	3.000	04/01/43	10,533
20,150	3.000	04/01/43	18,034

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA – (continued)
$85,265	3.000%	04/01/43	$ 76,308
42,631	3.000	05/01/43	38,152
47,492	3.000	05/01/43	42,503
11,346	3.000	05/01/43	10,154
308,034	4.000	12/01/44	291,839
265,139	4.500	04/01/45	258,925
32,507	4.500	05/01/45	31,745
941,657	3.500	07/01/45	865,597
616,836	4.000	08/01/45	584,984
148,486	4.000	02/01/48	140,169
176,594	4.000	03/01/48	166,648
11,216	4.000	07/01/48	10,588
3,468	4.000	07/01/48	3,273
305,650	4.500	07/01/48	295,622
192,162	4.000	08/01/48	181,279
164,448	5.000	11/01/48	163,463
4,000,000	2.000	TBA-30yr(a)	3,233,744
6,000,000	2.500	TBA-30yr(a)	5,034,844
2,000,000	3.000	TBA-30yr(a)	1,738,750
982,255	4.500	08/01/52	941,126
FNMA Series 2012-111, Class B
5,631	7.000	10/25/42	5,929
FNMA Series 2012-153, Class B
15,348	7.000	07/25/42	16,134
FTMA
465,569	4.000	01/01/46	439,491
GNMA
288	7.000	10/15/25	288
1,956	7.000	11/15/25	1,975
115	7.000	02/15/26	115
668	7.000	04/15/26	678
686	7.000	04/15/26	690
749	7.000	03/15/27	755
333	7.000	11/15/27	335
1,664	7.000	11/15/27	1,715
4,100	7.000	02/15/28	4,183
608	7.000	04/15/28	613
79	7.000	05/15/28	81

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Securities – (continued)
GNMA – (continued)
$1,672	7.000%		06/15/28	$ 1,715
691	7.000		07/15/28	711
1,801	7.000		07/15/28	1,845
7,089	7.000		09/15/28	7,271
50,181	6.000		08/20/34	52,698
42,291	5.000		06/15/40	43,374
182,033	4.000		08/20/43	172,878
68,282	4.000		10/20/45	64,678
205,883	3.500		04/20/47	189,352
255,693	3.500		12/20/47	235,163
36,063	5.000		08/20/48	35,840
115,668	4.500		09/20/48	112,006
123,067	5.000		10/20/48	122,290
348,005	5.000		11/20/48	345,806
43,800	5.000		12/20/48	43,509
266,872	4.500		01/20/49	258,279
37,092	4.500		03/20/49	35,875
738,658	3.000		08/20/49	661,341
240,785	4.500		10/20/49	233,403
240,524	4.500		03/20/50	231,351
739,200	3.500		02/20/51	679,645
1,000,000	2.500		TBA-30yr(a)	858,722
2,000,000	4.000		TBA-30yr(a)	1,865,096
9,000,000	4.500		TBA-30yr(a)	8,602,479
4,000,000	5.000		TBA-30yr(a)	3,908,536
921,337	3.000		11/20/51	817,114

TOTAL MORTGAGE-BACKED SECURITIES (Cost $42,966,386)				$ 40,452,320

Corporate Bonds – 24.3%
Aerospace/Defense – 0.5%
Boeing Co. (The)
$50,000	3.450	%(b)	11/01/28	$ 43,207
25,000	5.150	(b)	05/01/30	23,150
25,000	3.250	(b)	02/01/35	17,669
100,000	5.805	(b)	05/01/50	87,020
Northrop Grumman Corp.
50,000	2.930	(b)	01/15/25	47,740
75,000	3.250	(b)	01/15/28	68,314

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Aerospace/Defense – (continued)
Northrop Grumman Corp. – (continued)
$25,000	4.750%		06/01/43	$ 21,967
50,000	5.250	(b)	05/01/50	47,847
Raytheon Technologies Corp.
50,000	3.950	(b)	08/16/25	48,766
50,000	4.125	(b)	11/16/28	46,785
25,000	4.050	(b)	05/04/47	19,950

				472,415

Agriculture – 0.1%
Archer-Daniels-Midland Co.
25,000	3.250	(b)	03/27/30	22,322
100,000	2.900	(b)	03/01/32	84,483

				106,805

Auto Manufacturers – 0.4%
General Motors Co.
50,000	5.400		10/02/23	49,996
25,000	4.000		04/01/25	24,081
General Motors Financial Co., Inc.
125,000	4.300	(b)	07/13/25	119,525
125,000	1.500	(b)	06/10/26	106,140
125,000	2.350	(b)	01/08/31	90,927

				390,669

Banks – 5.3%
Bank of America Corp.
(SOFR + 1.05%)
400,000	2.551	(b)(c)	02/04/28	348,286
(3 Mo. LIBOR + 1.04%)
85,000	3.419	(b)(c)	12/20/28	75,399
(SOFR + 2.15%)
175,000	2.592	(b)(c)	04/29/31	139,029
(SOFR + 1.22%)
110,000	2.299	(b)(c)	07/21/32	82,310
(SOFR + 1.33%)
75,000	2.972	(b)(c)	02/04/33	58,755
(SOFR + 1.83%)
290,000	4.571	(b)(c)	04/27/33	260,240
(US Treasury Yield Curve Rate T-Note Constant Maturity + 1.20%)
100,000	2.482	(b)(c)	09/21/36	72,350

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Bank of America Corp.(c), GMTN
(3 Mo. LIBOR + 1.37%)
$25,000	3.593	%(b)	07/21/28	$ 22,574
Bank of America Corp., Series L
25,000	4.183	(b)	11/25/27	23,164
Bank of America Corp., MTN
75,000	4.125		01/22/24	74,386
65,000	4.200		08/26/24	63,980
45,000	3.248	(b)	10/21/27	40,373
(3 Mo. LIBOR + 1.58%)
75,000	3.824	(b)(c)	01/20/28	69,073
(3 Mo. LIBOR + 1.31%)
50,000	4.271	(b)(c)	07/23/29	45,616
(3 Mo. LIBOR + 1.19%)
50,000	2.884	(b)(c)	10/22/30	41,040
(SOFR + 1.53%)
50,000	1.898	(b)(c)	07/23/31	37,245
Bank of New York Mellon Corp. (The)(c)
(SOFR + 1.76%)
20,000	4.596	(b)	07/26/30	18,989
Citigroup, Inc.
220,000	3.400		05/01/26	205,395
150,000	4.450		09/29/27	139,149
25,000	4.125		07/25/28	22,588
(SOFR + 1.42%)
75,000	2.976	(b)(c)	11/05/30	61,624
(SOFR + 1.35%)
200,000	3.057	(b)(c)	01/25/33	157,715
Fifth Third Bancorp
30,000	2.375	(b)	01/28/25	28,047
Huntington Bancshares, Inc.
50,000	4.000	(b)	05/15/25	48,415
JPMorgan Chase & Co.
(3 Mo. LIBOR + 0.73%)
25,000	3.559	(b)(c)	04/23/24	24,745
(3 Mo. LIBOR + 0.89%)
25,000	3.797	(b)(c)	07/23/24	24,683
(3 Mo. LIBOR + 1.00%)
50,000	4.023	(b)(c)	12/05/24	49,212
(SOFR + 1.16%)
125,000	2.301	(b)(c)	10/15/25	117,232

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
(3 Mo. LIBOR + 1.25%)
$100,000	3.960	%(b)(c)	01/29/27	$ 94,355
15,000	3.625	(b)	12/01/27	13,630
(3 Mo. LIBOR + 1.34%)
972,000	3.782	(b)(c)	02/01/28	891,437
(3 Mo. LIBOR + 0.95%)
45,000	3.509	(b)(c)	01/23/29	39,864
(SOFR + 3.79%)
25,000	4.493	(b)(c)	03/24/31	22,783
(SOFR + 2.04%)
25,000	2.522	(b)(c)	04/22/31	19,758
(SOFR + 1.26%)
150,000	2.963	(b)(c)	01/25/33	118,146
JPMorgan Chase & Co.(c), Series HH
(SOFR + 3.13%)
74,000	4.600	(b)	08/01/69	64,372
Morgan Stanley
(3 Mo. LIBOR + 0.85%)
25,000	3.737	(b)(c)	04/24/24	24,737
25,000	3.625		01/20/27	23,288
20,000	3.950		04/23/27	18,595
(SOFR + 1.00%)
200,000	2.475	(b)(c)	01/21/28	174,997
(SOFR + 1.36%)
150,000	2.484	(b)(c)	09/16/36	107,485
Morgan Stanley, Series F
25,000	3.875		04/29/24	24,576
Morgan Stanley, GMTN
225,000	3.700		10/23/24	219,489
(3 Mo. LIBOR + 1.63%)
25,000	4.431	(b)(c)	01/23/30	23,005
(SOFR + 1.14%)
400,000	2.699	(b)(c)	01/22/31	323,824
Morgan Stanley, MTN
(3 Mo. LIBOR + 1.40%)
50,000	4.180	(b)(c)	10/24/23	50,003

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Morgan Stanley, MTN – (continued)
(SOFR + 1.15%)
$75,000	2.720	%(b)(c)	07/22/25	$ 71,109
(SOFR + 3.12%)
50,000	3.622	(b)(c)	04/01/31	43,047
(SOFR + 1.03%)
75,000	1.794	(b)(c)	02/13/32	54,836
Wells Fargo & Co.
175,000	3.000		10/23/26	158,634
Wells Fargo & Co., GMTN
50,000	4.300		07/22/27	46,813
Wells Fargo & Co., MTN
25,000	3.750	(b)	01/24/24	24,624
(SOFR + 2.10%)
280,000	4.897	(b)(c)	07/25/33	257,565
(SOFR + 4.50%)
25,000	5.013	(b)(c)	04/04/51	21,459

				5,284,045

Beverages – 0.3%
Constellation Brands, Inc.
50,000	4.400	(b)	11/15/25	48,944
50,000	3.600	(b)	02/15/28	45,691
25,000	3.150	(b)	08/01/29	21,516
75,000	4.750	(b)	05/09/32	70,232
Keurig Dr Pepper, Inc.
25,000	3.800	(b)	05/01/50	17,771
100,000	4.500	(b)	04/15/52	79,098

				283,252

Biotechnology – 0.1%
Amgen, Inc.
70,000	3.125	(b)	05/01/25	67,192
Royalty Pharma PLC
75,000	1.200	(b)	09/02/25	66,366

				133,558

Building Materials – 0.4%
Carrier Global Corp.
150,000	2.493	(b)	02/15/27	133,115
75,000	2.722	(b)	02/15/30	61,902
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
25,000	4.900	(b)	12/01/32	23,659

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Building Materials – (continued)
Martin Marietta Materials, Inc.
$175,000	3.200	%(b)	07/15/51	$ 109,719
Masco Corp.
50,000	1.500	(b)	02/15/28	40,342

				368,737

Chemicals – 0.4%
DuPont de Nemours, Inc.
25,000	4.205	(b)	11/15/23	24,844
50,000	4.493	(b)	11/15/25	49,182
Ecolab, Inc.
4,000	2.750	(b)	08/18/55	2,473
Huntsman International LLC
25,000	4.500	(b)	05/01/29	22,028
International Flavors & Fragrances, Inc.
75,000	1.832	(b)(d)	10/15/27	61,443
150,000	2.300	(b)(d)	11/01/30	115,189
50,000	3.268	(b)(d)	11/15/40	34,635
Sherwin-Williams Co. (The)
25,000	3.450	(b)	06/01/27	22,988
50,000	2.950	(b)	08/15/29	42,821

				375,603

Commercial Services – 0.5%
CoStar Group, Inc.(d)
100,000	2.800	(b)	07/15/30	79,105
Emory University, Series 2020
140,000	2.143	(b)	09/01/30	115,696
Global Payments, Inc.
50,000	2.650	(b)	02/15/25	46,680
PayPal Holdings, Inc.
150,000	1.650	(b)	06/01/25	138,418
75,000	2.650	(b)	10/01/26	68,875
25,000	2.850	(b)	10/01/29	21,411
S&P Global, Inc.(d)
75,000	4.250	(b)	05/01/29	70,522

				540,707

Computers – 0.7%
Amdocs Ltd.
25,000	2.538	(b)	06/15/30	19,752
Apple, Inc.
325,000	2.450	(b)	08/04/26	300,309
Dell International LLC / EMC Corp.
18,000	5.450	(b)	06/15/23	18,044

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Computers – (continued)
Dell International LLC / EMC Corp. – (continued)
$75,000	5.850	%(b)	07/15/25	$ 75,593
100,000	6.020	(b)	06/15/26	100,401
25,000	5.300	(b)	10/01/29	23,292
Hewlett Packard Enterprise Co.
150,000	4.450	(b)	10/02/23	149,258
45,000	4.900	(b)	10/15/25	44,609

				731,258

Cosmetics / Personal Care – 0.1%
Colgate-Palmolive Co.
100,000	3.250	(b)	08/15/32	89,254

Diversified Financial Services – 0.6%
Air Lease Corp.
75,000	2.300	(b)	02/01/25	68,807
75,000	3.375	(b)	07/01/25	70,153
Air Lease Corp., GMTN
75,000	3.750	(b)	06/01/26	68,532
Air Lease Corp., MTN
75,000	2.875	(b)	01/15/26	67,242
Ally Financial, Inc.
25,000	1.450	(b)	10/02/23	24,121
American Express Co.
20,000	2.500	(b)	07/30/24	19,151
25,000	3.625	(b)	12/05/24	24,308
Aviation Capital Group LLC(d)
50,000	1.950	(b)	01/30/26	41,985
Capital One Financial Corp.
25,000	3.500		06/15/23	24,817
45,000	3.300	(b)	10/30/24	43,364
Discover Financial Services
75,000	3.750	(b)	03/04/25	71,696
Intercontinental Exchange, Inc.
50,000	3.000	(b)	06/15/50	32,636
Mastercard, Inc.
25,000	3.300	(b)	03/26/27	23,587
Nuveen LLC(d)
25,000	4.000	(b)	11/01/28	23,142
Raymond James Financial, Inc.
25,000	4.650	(b)	04/01/30	23,505

				627,046

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Electric – 1.9%
Alliant Energy Finance LLC(d)
$25,000	3.750	%(b)	06/15/23	$ 24,670
American Electric Power Co., Inc.
50,000	2.300	(b)	03/01/30	39,936
Arizona Public Service Co.
45,000	2.950	(b)	09/15/27	40,006
Avangrid, Inc.
25,000	3.200	(b)	04/15/25	23,643
Berkshire Hathaway Energy Co.
25,000	3.250	(b)	04/15/28	22,668
50,000	3.700	(b)	07/15/30	45,032
Dominion Energy, Inc.(e)
50,000	3.071	(b)	08/15/24	47,941
Dominion Energy, Inc., Series C
25,000	3.375		04/01/30	21,544
DTE Energy Co., Series H
765,000	0.550		11/01/22	762,989
Entergy Corp.
45,000	2.950	(b)	09/01/26	41,129
Exelon Corp.
50,000	4.050	(b)	04/15/30	45,317
25,000	4.700	(b)	04/15/50	20,953
FirstEnergy Corp.
100,000	2.650	(b)	03/01/30	80,952
FirstEnergy Corp., Series B
50,000	2.250	(b)	09/01/30	38,833
Florida Power & Light Co.
68,000	4.125	(b)	02/01/42	56,927
MidAmerican Energy Co.
25,000	3.650	(b)	04/15/29	23,144
NextEra Energy Capital Holdings, Inc.
70,000	1.900	(b)	06/15/28	58,039
NRG Energy, Inc.(d)
75,000	3.750	(b)	06/15/24	72,031
Ohio Power Co., Series P
25,000	2.600	(b)	04/01/30	20,662
Pacific Gas and Electric Co.
25,000	2.100	(b)	08/01/27	20,266
50,000	2.500	(b)	02/01/31	36,404
25,000	3.300	(b)	08/01/40	16,053
25,000	3.500	(b)	08/01/50	15,236

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Electric – (continued)
Progress Energy, Inc.
$95,000	7.000%		10/30/31	$ 101,228
Southern California Edison Co., Series A
50,000	4.200	(b)	03/01/29	46,236
Southern Co. (The)
60,000	3.250	(b)	07/01/26	55,640
Virginia Electric and Power Co.
75,000	2.450	(b)	12/15/50	43,854
Vistra Operations Co. LLC(d)
125,000	3.550	(b)	07/15/24	119,069

				1,940,402

Entertainment – 0.2%
Magallanes, Inc.(d)
250,000	4.054		03/15/29	216,233

Environmental Control – 0.2%
Republic Services, Inc.
75,000	2.500	(b)	08/15/24	71,672
100,000	1.750	(b)	02/15/32	74,639
Waste Management, Inc.
50,000	1.150	(b)	03/15/28	40,803
50,000	4.150	(b)	04/15/32	46,292

				233,406

Food – 0.2%
Kraft Heinz Foods Co.
95,000	3.750	(b)	04/01/30	83,736
Mars, Inc.
25,000	2.700	(b)(d)	04/01/25	23,730
25,000	3.200	(b)(d)	04/01/30	22,065
Sysco Corp.
25,000	6.600	(b)	04/01/50	26,178
Tyson Foods, Inc.
50,000	3.900	(b)	09/28/23	49,497

				205,206

Gas – 0.2%
East Ohio Gas Co. (The)
25,000	1.300	(b)(d)	06/15/25	22,421
25,000	2.000	(b)(d)	06/15/30	19,423
NiSource, Inc.
95,000	3.490	(b)	05/15/27	87,464
25,000	3.600	(b)	05/01/30	21,749

				151,057

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Hand/Machine Tools – 0.0%
Stanley Black & Decker, Inc.
$50,000	4.250	%(b)	11/15/28	$ 47,117

Healthcare - Products – 0.1%
Baxter International, Inc.
100,000	2.272	(b)	12/01/28	82,639

Healthcare - Services – 0.2%
Centene Corp.
110,000	2.625	(b)	08/01/31	83,273
HCA, Inc.
80,000	3.500	(b)	09/01/30	66,106

				149,379

Healthcare - Products – 0.3%
DH Europe Finance II Sarl
75,000	2.200	(b)	11/15/24	70,940
25,000	2.600	(b)	11/15/29	21,358
75,000	3.250	(b)	11/15/39	56,969
STERIS Irish FinCo UnLtd Co.
75,000	2.700	(b)	03/15/31	58,797
Stryker Corp.
100,000	1.950	(b)	06/15/30	79,177
Thermo Fisher Scientific, Inc.
25,000	1.750	(b)	10/15/28	20,950

				308,191

Healthcare - Services – 0.4%
Adventist Health System
30,000	2.952	(b)	03/01/29	26,171
Banner Health
120,000	2.338		01/01/30	99,618
Baylor Scott & White Holdings, Series 2021
40,000	1.777		11/15/30	30,689
Centene Corp.
150,000	4.250	(b)	12/15/27	137,113
Rush Obligated Group, Series 2020
60,000	3.922	(b)	11/15/29	54,260
Stanford Health Care, Series 2020
40,000	3.310	(b)	08/15/30	34,858
Sutter Health, Series 20A
40,000	2.294	(b)	08/15/30	32,233

				414,942

Home Builders – 0.1%
Lennar Corp.
70,000	4.750	(b)	11/29/27	64,811

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Insurance – 0.3%
American International Group, Inc.
$25,000	3.400	%(b)	06/30/30	$ 21,818
Arch Capital Group US, Inc.
36,000	5.144		11/01/43	31,936
Berkshire Hathaway Finance Corp.
75,000	1.850	(b)	03/12/30	60,465
Marsh & McLennan Cos., Inc.
50,000	4.375	(b)	03/15/29	47,569
Principal Financial Group, Inc.
50,000	3.100	(b)	11/15/26	45,724
75,000	2.125	(b)	06/15/30	58,682
Willis North America, Inc.
25,000	2.950	(b)	09/15/29	20,567

				286,761

Internet – 0.8%
Amazon.com, Inc.
335,000	5.200	(b)	12/03/25	340,342
45,000	4.800	(b)	12/05/34	44,367
15,000	3.875	(b)	08/22/37	13,061
50,000	3.100	(b)	05/12/51	34,932
Expedia Group, Inc.
25,000	4.625	(b)	08/01/27	23,475
35,000	3.800	(b)	02/15/28	31,010
14,000	2.950	(b)	03/15/31	10,790
Meta Platforms, Inc.(d)
250,000	3.500	(b)	08/15/27	233,663
Netflix, Inc.(d)
90,000	4.875	(b)	06/15/30	82,167

				813,807

Iron/Steel – 0.1%
Steel Dynamics, Inc.
20,000	2.400	(b)	06/15/25	18,489
50,000	1.650	(b)	10/15/27	41,027

				59,516

Lodging – 0.3%
Hyatt Hotels Corp.
75,000	1.800	(b)	10/01/24	70,417
Marriott International, Inc.
125,000	5.000		10/15/27	120,736
Marriott International, Inc., Series HH
125,000	2.850	(b)	04/15/31	98,153

				289,306

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Machinery-Diversified – 0.1%
Otis Worldwide Corp.
$25,000	2.293	%(b)	04/05/27	$ 22,129
150,000	2.565	(b)	02/15/30	122,710

				144,839

Media – 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
320,000	4.908	(b)	07/23/25	312,270
Comcast Corp.
25,000	3.700	(b)	04/15/24	24,587
45,000	3.375	(b)	08/15/25	43,223
50,000	3.950	(b)	10/15/25	48,635
25,000	3.300	(b)	02/01/27	23,277
75,000	3.300	(b)	04/01/27	69,621
225,000	3.150	(b)	02/15/28	204,291
125,000	4.150	(b)	10/15/28	118,058
25,000	3.750	(b)	04/01/40	19,633
25,000	4.700	(b)	10/15/48	21,391
Fox Corp.
25,000	4.030	(b)	01/25/24	24,647
25,000	4.709	(b)	01/25/29	23,503
Walt Disney Co. (The)
25,000	3.700	(b)	09/15/24	24,494

				957,630

Mining – 0.1%
Newmont Corp.
75,000	2.250	(b)	10/01/30	58,119

Miscellaneous Manufacturing – 0.2%
Eaton Corp.
175,000	4.150	(b)	03/15/33	158,098
General Electric Co., MTN
50,000	6.750		03/15/32	54,056

				212,154

Oil & Gas – 0.1%
Continental Resources, Inc.
31,000	4.500	(b)	04/15/23	30,831
Phillips 66
50,000	3.700		04/06/23	49,827
25,000	1.300	(b)	02/15/26	21,868

				102,526

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Packaging & Containers – 0.0%
Berry Global, Inc.
$50,000	1.570	%(b)	01/15/26	$ 43,703

Pharmaceuticals – 1.0%
AbbVie, Inc.
125,000	4.050	(b)	11/21/39	101,231
200,000	4.250	(b)	11/21/49	160,483
Becton Dickinson and Co.
12,000	3.363	(b)	06/06/24	11,676
100,000	2.823	(b)	05/20/30	83,812
Bristol-Myers Squibb Co.
75,000	2.950	(b)	03/15/32	64,382
25,000	4.250	(b)	10/26/49	20,945
Cigna Corp.
50,000	2.400	(b)	03/15/30	40,817
75,000	4.900	(b)	12/15/48	64,961
150,000	3.400	(b)	03/15/50	101,771
CVS Health Corp.
25,000	2.625	(b)	08/15/24	23,999
75,000	1.875	(b)	02/28/31	57,122
25,000	5.125	(b)	07/20/45	21,880
Pfizer, Inc.
75,000	3.450	(b)	03/15/29	69,087
Zoetis, Inc.
45,000	3.000	(b)	09/12/27	40,482
150,000	2.000	(b)	05/15/30	119,000

				981,648

Pipelines – 0.7%
Energy Transfer LP
15,000	4.250	(b)	04/01/24	14,686
50,000	2.900	(b)	05/15/25	46,600
25,000	5.250	(b)	04/15/29	23,580
5,000	6.000	(b)	06/15/48	4,332
Energy Transfer LP, Series 5Y
75,000	4.200		09/15/23	74,100
MPLX LP
75,000	2.650	(b)	08/15/30	58,959
35,000	4.500	(b)	04/15/38	28,116
25,000	5.500	(b)	02/15/49	21,306
Plains All American Pipeline LP / PAA Finance Corp.
35,000	3.850	(b)	10/15/23	34,497
25,000	3.800	(b)	09/15/30	20,954

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Pipelines – (continued)
Sabine Pass Liquefaction LLC
$75,000	5.625	%(b)	03/01/25	$ 74,873
75,000	5.000	(b)	03/15/27	72,032
Targa Resources Corp.
55,000	4.200	(b)	02/01/33	45,983
Western Midstream Operating LP
75,000	3.350	(b)	02/01/25	69,808
25,000	5.450	(b)	04/01/44	20,656
20,000	5.300	(b)	03/01/48	16,416
Williams Cos., Inc. (The)
25,000	3.900	(b)	01/15/25	24,217
35,000	4.000	(b)	09/15/25	33,719

				684,834

Real Estate Investment Trusts – 1.7%
Agree LP
170,000	4.800		10/01/32	151,840
Alexandria Real Estate Equities, Inc.
25,000	3.375	(b)	08/15/31	21,033
American Homes 4 Rent LP
50,000	4.900	(b)	02/15/29	46,892
30,000	2.375	(b)	07/15/31	22,672
American Tower Corp.
75,000	3.375	(b)	05/15/24	73,028
100,000	2.400	(b)	03/15/25	93,155
75,000	2.100	(b)	06/15/30	57,391
Crown Castle, Inc.
85,000	3.150	(b)	07/15/23	83,882
60,000	3.650	(b)	09/01/27	54,361
CubeSmart LP
45,000	4.000	(b)	11/15/25	43,109
60,000	2.500	(b)	02/15/32	45,099
Duke Realty LP
25,000	1.750	(b)	07/01/30	19,367
Essex Portfolio LP
50,000	3.000	(b)	01/15/30	41,695
Healthcare Realty Holdings LP
25,000	2.050	(b)	03/15/31	18,158
Host Hotels & Resorts LP, Series J
75,000	2.900	(b)	12/15/31	55,043
Invitation Homes Operating Partnership LP
75,000	2.300	(b)	11/15/28	60,060

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Real Estate Investment Trusts – (continued)
Invitation Homes Operating Partnership LP – (continued)
$195,000	2.000	%(b)	08/15/31	$ 140,091
Kilroy Realty LP
25,000	4.750	(b)	12/15/28	22,853
Mid-America Apartments L.P.
50,000	1.700	(b)	02/15/31	37,814
National Retail Properties, Inc.
35,000	3.900	(b)	06/15/24	34,236
45,000	4.000	(b)	11/15/25	43,066
Prologis L.P.
125,000	4.625	(b)	01/15/33	118,729
Realty Income Corp.
25,000	3.950	(b)	08/15/27	23,487
50,000	2.850	(b)	12/15/32	40,081
Regency Centers LP
100,000	2.950	(b)	09/15/29	82,740
Spirit Realty LP
75,000	3.400	(b)	01/15/30	61,248
UDR, Inc., MTN
25,000	2.100	(b)	08/01/32	18,118
100,000	1.900	(b)	03/15/33	69,560
Ventas Realty LP
45,000	3.500	(b)	02/01/25	42,999
WP Carey, Inc.
20,000	4.600	(b)	04/01/24	19,809
30,000	4.000	(b)	02/01/25	29,058
25,000	3.850	(b)	07/15/29	22,068
25,000	2.400	(b)	02/01/31	19,207

				1,711,949

Retail – 0.9%
7-Eleven, Inc.(d)
100,000	1.300	(b)	02/10/28	80,569
Autonation, Inc.
83,000	4.500	(b)	10/01/25	80,292
AutoNation, Inc.
25,000	1.950	(b)	08/01/28	19,648
Dollar Tree, Inc.
50,000	4.000	(b)	05/15/25	48,461
50,000	4.200	(b)	05/15/28	46,584

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Retail – (continued)
Home Depot, Inc. (The)
$25,000	3.900	%(b)	12/06/28	$ 23,736
25,000	4.250	(b)	04/01/46	20,989
Lowe’s Cos., Inc.
75,000	1.700	(b)	09/15/28	61,243
300,000	3.750	(b)	04/01/32	259,482
25,000	3.000	(b)	10/15/50	15,288
50,000	4.250	(b)	04/01/52	38,075
McDonald’s Corp., MTN
25,000	4.200	(b)	04/01/50	20,086
Starbucks Corp.
75,000	3.800	(b)	08/15/25	72,839
Tractor Supply Co.
50,000	1.750	(b)	11/01/30	37,462
Walgreens Boots Alliance, Inc.
41,000	4.100	(b)	04/15/50	29,328

				854,082

Semiconductors – 0.5%
Applied Materials, Inc.
25,000	1.750	(b)	06/01/30	19,760
Broadcom, Inc.
125,000	4.150	(b)(d)	04/15/32	105,172
100,000	3.419	(b)(d)	04/15/33	76,724
162,000	3.137	(b)(d)	11/15/35	113,583
100,000	3.500	(b)(d)	02/15/41	67,444
Intel Corp.
75,000	3.050	(b)	08/12/51	47,977
Micron Technology, Inc.
50,000	2.703	(b)	04/15/32	36,361

				467,021

Software – 0.9%
Adobe, Inc.
50,000	2.150	(b)	02/01/27	45,158
75,000	2.300	(b)	02/01/30	62,471
Fiserv, Inc.
100,000	2.750	(b)	07/01/24	96,017
25,000	4.200	(b)	10/01/28	23,153
Intuit, Inc.
25,000	1.350	(b)	07/15/27	21,211
Oracle Corp.
275,000	2.875	(b)	03/25/31	216,630
50,000	3.850	(b)	04/01/60	30,219

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Software – (continued)
Roper Technologies, Inc.
$50,000	4.200	%(b)	09/15/28	$ 46,782
ServiceNow, Inc.
125,000	1.400	(b)	09/01/30	92,094
Take-Two Interactive Software, Inc.
85,000	3.700	(b)	04/14/27	78,952
VMware, Inc.
25,000	1.800	(b)	08/15/28	19,810
100,000	2.200	(b)	08/15/31	73,006
Workday, Inc.
75,000	3.500	(b)	04/01/27	69,449
25,000	3.800	(b)	04/01/32	21,748

				896,700

Telecommunications – 2.2%
AT&T, Inc.
288,000	2.300	(b)	06/01/27	252,235
150,000	4.350	(b)	03/01/29	140,266
50,000	2.750	(b)	06/01/31	40,092
128,000	2.550	(b)	12/01/33	95,254
25,000	4.900	(b)	08/15/37	22,096
60,000	4.850	(b)	03/01/39	52,034
75,000	3.500	(b)	06/01/41	54,070
25,000	4.350	(b)	06/15/45	19,494
25,000	5.150	(b)	11/15/46	21,820
25,000	4.500	(b)	03/09/48	19,741
25,000	3.650	(b)	06/01/51	17,049
25,000	3.500	(b)	09/15/53	16,657
T-Mobile USA, Inc.
75,000	3.500	(b)	04/15/25	71,750
75,000	1.500	(b)	02/15/26	65,918
150,000	3.750	(b)	04/15/27	138,645
175,000	2.050	(b)	02/15/28	145,240
83,000	3.875	(b)	04/15/30	73,554
75,000	2.875	(b)	02/15/31	60,190
75,000	3.500	(b)	04/15/31	63,294
125,000	5.200	(b)	01/15/33	119,615
25,000	3.000	(b)	02/15/41	16,676
Verizon Communications, Inc.
145,000	4.329		09/21/28	136,539

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Telecommunications – (continued)
Verizon Communications, Inc. – (continued)
$200,000	3.875	%(b)	02/08/29	$ 182,588
50,000	3.150	(b)	03/22/30	42,458
125,000	2.550	(b)	03/21/31	99,793
153,000	2.355	(b)	03/15/32	117,659
50,000	4.862		08/21/46	43,395
90,000	2.987	(b)	10/30/56	53,430

				2,181,552

Transportation – 0.2%
Burlington Northern Santa Fe LLC
25,000	4.050	(b)	06/15/48	20,425
FedEx Corp.
45,000	3.400	(b)	02/15/28	40,925
75,000	5.250	(b)	05/15/50	65,650
Union Pacific Corp.
125,000	2.800	(b)	02/14/32	104,066

				231,066

TOTAL CORPORATE BONDS (Cost $27,957,370)				$ 24,193,945

Foreign Bonds – 6.0%
Agriculture – 0.1%
BAT Capital Corp. (United Kingdom)
$25,000	3.222	%(b)	08/15/24	$ 24,055
100,000	2.259	(b)	03/25/28	79,649
25,000	4.540	(b)	08/15/47	16,653

				120,357

Banks – 2.2%
Banco Santander SA (Spain)
200,000	2.746		05/28/25	182,910
Barclays PLC(c) (United Kingdom)
(SOFR + 2.71%)
200,000	2.852	(b)	05/07/26	181,721
BNP Paribas SA (France)
200,000	3.375	(b)(d)	01/09/25	190,060
(SOFR + 1.00%)
200,000	1.323	(c)(d)	01/13/27	169,857
BPCE SA(c)(d) (France)
(SOFR + 1.73%)
250,000	3.116	(b)	10/19/32	177,565

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Bonds – (continued)
Banks – (continued)
Credit Suisse AG (Switzerland)
$250,000	1.250%		08/07/26	$ 206,094
Credit Suisse Group AG (Switzerland)
250,000	4.550		04/17/26	230,243
Deutsche Bank AG(c) (Germany)
(SOFR + 2.16%)
150,000	2.222	(b)	09/18/24	142,971
HSBC Holdings PLC(c) (United Kingdom)
(SOFR + 1.54%)
200,000	1.645	(b)	04/18/26	178,042
ING Groep NV(c)(d) (Netherlands)
(US 1 Year CMT T-Note + 1.10%)
200,000	1.400	(b)(b)	07/01/26	175,902
Macquarie Group Ltd.(c)(d) (Australia)
(SOFR + 1.07%)
50,000	1.340	(b)	01/12/27	42,812
Toronto-Dominion Bank (The) (Canada)
175,000	4.456		06/08/32	159,686
UBS Group AG(c)(d) (Switzerland)
(US 1 Year CMT T-Note + 1.10%)
200,000	2.746	(b)	02/11/33	148,598
Westpac Banking Corp.(c) (Australia)
(US Treasury Yield Curve Rate T-Note Constant Maturity + 2.00%)
25,000	4.110	(b)	07/24/34	21,286
Westpac Banking Corp.(c), GMTN (Australia)
(5 Year USD Swap + 2.24%)
25,000	4.322	(b)	11/23/31	22,833

				2,230,580

Beverages – 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
35,000	4.700	(b)	02/01/36	31,554
192,000	4.900	(b)	02/01/46	166,404
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
175,000	4.750	(b)	01/23/29	170,740
25,000	4.950	(b)	01/15/42	22,222
100,000	4.600	(b)	04/15/48	82,895
25,000	5.550	(b)	01/23/49	23,517
25,000	4.500	(b)	06/01/50	20,556

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Bonds – (continued)
Beverages – (continued)
JDE Peet’s NV(d) (Netherlands)
$150,000	1.375	%(b)	01/15/27	$ 123,907

				641,795

Biotechnology – 0.1%
CSL Finance PLC (Australia)
25,000	3.850	(b)(d)	04/27/27	23,685
125,000	4.250	(b)(d)	04/27/32	113,935

				137,620

Commercial Services – 0.2%
DP World Crescent Ltd., Series E (United Arab Emirates)
200,000	3.875		07/18/29	179,850

Diversified Financial Services – 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	2.450	(b)	10/29/26	211,363
225,000	3.000	(b)	10/29/28	181,400
Avolon Holdings Funding Ltd. (Ireland)
25,000	3.950	(b)(d)	07/01/24	23,673
100,000	2.875	(b)(d)	02/15/25	90,544
25,000	4.250	(b)(d)	04/15/26	22,487

				529,467

Electric – 0.2%
Korea Hydro & Nuclear Power Co. Ltd.(d) (South Korea)
220,000	4.250		07/27/27	211,394

Engineering & Construction – 0.1%
Cellnex Finance Co. SA, Series E (Spain)
100,000	1.250	(b)	01/15/29	72,741

Internet – 0.2%
Tencent Holdings Ltd. (China)
200,000	3.595	(b)	01/19/28	179,720

Machinery-Construction & Mining – 0.2%
Weir Group PLC (The)(d) (United Kingdom)
200,000	2.200	(b)	05/13/26	168,259

Mining – 0.3%
Glencore Funding LLC (Australia)
75,000	4.125	(b)(d)	03/12/24	73,677
25,000	4.625	(b)(d)	04/29/24	24,722
75,000	1.625	(b)(d)	04/27/26	64,984
150,000	2.625	(b)(d)	09/23/31	112,537
Newcrest Finance Pty Ltd.(d) (Australia)
25,000	3.250	(b)	05/13/30	20,776

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Bonds – (continued)
Mining – (continued)
Teck Resources Ltd. (Canada)
$25,000	3.900	%(b)	07/15/30	$ 21,288

				317,984

Oil & Gas – 0.4%
Saudi Arabian Oil Co. (Saudi Arabia)
480,000	3.500		04/16/29	435,000

Pharmaceuticals – 0.2%
Bayer US Finance II LLC(d) (Germany)
200,000	3.875	(b)	12/15/23	196,493

Pipelines – 0.3%
Enbridge, Inc. (Canada)
125,000	2.500	(b)	08/01/33	94,001
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
193,306	2.940		09/30/40	147,614

				241,615

Semiconductors – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. (China)
25,000	3.400	(b)	05/01/30	20,820
125,000	2.500	(b)	05/11/31	93,771
125,000	2.650	(b)	02/15/32	93,482

				208,073

Transportation – 0.1%
Canadian Pacific Railway Co. (Canada)
25,000	2.050	(b)	03/05/30	20,031
50,000	2.450	(b)	12/02/31	40,074

				60,105

TOTAL FOREIGN BONDS (Cost $6,927,523)				$ 5,931,053

Asset-Backed Securities – 4.0%
Collateralized Loan Obligations – 3.5%
Cathedral Lake VIII Ltd., Series 2021-8A, Class C(c)(d)
(3 Mo. LIBOR + 2.620%) (Cayman Islands)
$200,000	5.330%		01/20/35	$ 177,689
CBAM Ltd., Series 2018-5A, Class A(c)(d)
(3 Mo. LIBOR + 1.020%) (Cayman Islands)
525,000	3.760		04/17/31	510,215
CFIP CLO Ltd., Series 2021-1A, Class A(c)(d)
(3 Mo. LIBOR + 1.220%) (Cayman Islands)
700,000	3.930		01/20/35	662,560
CFIP CLO Ltd., Series 2021-1A, Class C1(c)(d)
(3 Mo. LIBOR + 2.400%) (Cayman Islands)
300,000	5.110		01/20/35	262,223

Principal Amount	Interest Rate		Maturity Date	Value

Asset- Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Crown City CLO I, Series 2020-1A, Class A1AR(c)(d)
(3 Mo. LIBOR + 1.190%) (Cayman Islands)
$250,000	3.900%		07/20/34	$ 238,370
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A(c)(d)
(3 Mo. LIBOR + 1.240%)
425,000	3.750		07/15/36	405,863
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A(c)(d)
(3 Mo. LIBOR + 1.450%) (Cayman Islands)
250,000	4.232		11/30/32	243,407
Jamestown CLO XV Ltd., Series 2020-15A, Class A(c)(d)
(3 Mo. LIBOR + 1.340%) (Cayman Islands)
300,000	3.850		04/15/33	289,521
Marble Point CLO XVII Ltd., Series 2020-1A, Class A(c)(d)
(3 Mo. LIBOR + 1.300%) (Cayman Islands)
500,000	4.010		04/20/33	479,492
Venture 39 CLO Ltd., Series 2020-39A, Class A1(c)(d)
(3 Mo. LIBOR + 1.280%) (Cayman Islands)
275,000	3.790		04/15/33	266,037

				3,535,377

Diversified Financial Services – 0.3%
Lcm 38 Ltd., Series 2022-38A, Class A1A(c)(d)
(TSFR3M + 2.100%) (United Kingdom)
250,000	4.592		07/15/34	246,140

Collateralized Debt Obligations – 0.2%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A(c)(d)
(SOFR + 1.450%) (Cayman Islands)
250,000	3.735		01/15/37	245,423

TOTAL ASSET- BACKED SECURITIES (Cost $4,221,650)				$ 4,026,940

U.S. Government Agency Securities – 3.0%
Federal Farm Credit Banks Funding Corp.
$460,000	2.900	%(f)	04/12/32	$ 409,760
230,000	3.300	(f)	05/19/32	211,960
130,000	3.500	(f)	09/01/32	120,544
600,000	2.850	(f)	03/28/34	514,595
340,000	3.080	(f)	03/30/37	285,277
Federal Home Loan Banks
100,000	3.375	(f)	12/08/23	98,791
250,000	3.375	(f)	09/10/32	231,469
Federal National Mortgage Associations
400,000	1.875	(f)	09/24/26	366,190
400,000	6.250	(f)	05/15/29	448,195

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Government Agency Securities – (continued)
Israel Government AID Bonds(g)
$200,000	5.500	%(f)	12/04/23	$ 202,188
100,000	5.500	(f)	04/26/24	101,404

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,293,986)				$ 2,990,373

Commercial Mortgage-Backed Securities – 1.9%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$150,000	2.778%		11/15/54	$ 115,333
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class D(d)
100,000	3.000		07/15/49	79,615
BANK Series 2019-BN21, Class A5
150,000	2.851		10/17/52	128,567
BANK Series 2021-BN32, Class A5
150,000	2.643		04/15/54	123,526
BANK Series 2022-BNK43, Class A5
200,000	4.399		08/15/55	188,611
BBCMS Mortgage Trust Series 2022-C17, Class A5
450,000	4.441		09/15/55	425,474
Bx Trust Series 2022-PSB, Class A(c) (TSFR1M + 2.451%)(d)
100,000	5.296		08/15/39	99,770
BX Trust Series 2021-ARIA, Class C(c) (1 Mo. LIBOR + 1.646%)(d)
150,000	4.460		10/15/36	141,642
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
100,000	3.006		01/15/53	86,042
DOLP Trust Series 2021-NYC, Class A(d)
200,000	2.956		05/10/41	159,552
EQUS Mortgage Trust Series 2021-EQAZ, Class A(c) (1 Mo. LIBOR + 0.755%)(d)
200,000	3.570		10/15/38	193,421
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A(c) (TSFR1M + 2.186%)(d)
150,000	5.030		05/15/37	147,250

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,134,834)				$ 1,888,803

Certificate of Deposits – 1.8%
Cooeperatieve Rabobank U.A.
$988,000	1.500	%(f)	10/17/22	$ 987,249
HSBC Bank
412,000	0.450	(f)	10/14/22	411,571

Principal Amount	Interest Rate		Maturity Date	Value

Certificate of Deposits – (continued)
Mizuho Bank (SOFR + 0.36%)
$437,000	3.410	%(f)	02/01/23	$ 437,031

TOTAL CERTIFICATE OF DEPOSITS (Cost $1,836,656)				$ 1,835,851

Foreign Government Securities – 1.5%
Sovereign – 1.5%
Abu Dhabi Government International Bond(d)
$220,000	3.125%		10/11/27	$ 205,123
Hungary Government International Bond(d)
200,000	5.500		06/16/34	169,957
Indonesia Government International Bond
200,000	3.050		03/12/51	132,522
Israel Government International Bond
200,000	3.250		01/17/28	187,350
Mexico Government International Bond(b)
400,000	3.250		04/16/30	333,200
110,000	1.450		10/25/33	70,767
200,000	4.280		08/14/41	146,367
Peruvian Government International Bond(b)
50,000	3.230		07/28/21	26,853
Romanian Government International Bond(d)
120,000	3.000		02/27/27	101,307
10,000	2.124		07/16/31	6,189
30,000	2.625		12/02/40	14,964
10,000	4.625		04/03/49	6,443
Romanian Government International Bond, Series E
70,000	2.875		03/11/29	52,406
Uruguay Government International Bond(b)
50,000	4.375		01/23/31	47,890

				1,501,338

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,919,832)				$ 1,501,338

Municipal Bonds – 1.3%
Arizona – 0.0%
City of Tucson AZ
$25,000	1.932	%(b)	07/01/31	$ 19,448

California – 0.7%
Bay Area Toll Authority
30,000	1.633	(b)	04/01/28	25,366
California Health Facilities Financing Authority(b)
125,000	3.478		06/01/29	113,967
100,000	3.790		06/01/32	89,195

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California Statewide Communities Development Authority
$50,000	1.877%		02/01/31	$ 38,080
Municipal Improvement Corp. of Los Angeles(b)
35,000	1.648		11/01/28	29,043
80,000	2.074		11/01/30	64,703
Port of Oakland
80,000	2.199	(b)	05/01/31	63,678
San Francisco Municipal Transportation Agency
30,000	1.302		03/01/28	24,956
San Jose Financing Authority(b)
25,000	1.812		06/01/29	20,302
25,000	1.862		06/01/30	19,721
State of California
105,000	7.625	(b)	03/01/40	130,254

				619,265

Florida – 0.1%
State Board of Administration Finance Corp.
70,000	2.154	(b)	07/01/30	56,199

Illinois – 0.2%
Chicago O’Hare International Airport
85,000	2.346	(b)	01/01/30	71,206
State of Illinois GO Bonds(b)
25,000	5.100		06/01/33	23,814
92,857	7.350		07/01/35	98,485

				193,505

Louisiana – 0.1%
City of New Orleans LA Water System Revenue
25,000	1.008	(b)	12/01/26	21,159
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022-ELL A
140,000	4.275		02/01/36	130,158

				151,317

New York – 0.0%
City of New York NY
40,000	1.940	(b)	03/01/29	33,137
Metropolitan Transportation Authority
25,000	5.989	(b)	11/15/30	25,988
New York City Transitional Finance Authority Future Tax Secured Revenue
10,000	3.590	(b)	08/01/27	9,445

				68,570

Ohio – 0.1%
American Municipal Power, Inc.
100,000	6.270	(b)	02/15/50	106,366

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – 0.1%
City of Houston TX Airport System Revenue
$30,000	2.235%	07/01/29	$ 25,038
40,000	2.285	07/01/30	32,633

			57,671

TOTAL MUNICIPAL BONDS (Cost $1,406,925)			$ 1,272,341

Collateralized Mortgage Obligations – 0.5%
Alternative Loan Trust Series 2005-38, Class A1(c) (1 Year CMT + 1.500%)
$42,615	2.870%	09/25/35	$ 37,479
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2(c) (SOFR + 1.550%)(d)
44,000	3.830	10/25/41	41,638
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2(c) (SOFR + 1.650%)(d)
42,000	3.930	12/25/41	38,163
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1(c) (SOFR + 1.900%)(d)
45,964	4.180	04/25/42	45,168
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2(c) (SOFR + 3.000%)(d)
36,000	5.280	04/25/42	33,226
Federal Home Loan Mortgage Corporation Series 2020-DNA5, Class M2(c) (SOFR + 2.800%)(d)
15,627	5.080	10/25/50	15,636
Federal Home Loan Mortgage Corporation Series 2021-DNA5, Class M2(c) (SOFR + 1.650%)(d)
26,050	3.930	01/25/34	25,403
Federal Home Loan Mortgage Corporation Series 2022-DNA1, Class M1A(c) (SOFR + 1.000%)(d)
93,365	3.280	01/25/42	90,532
Federal Home Loan Mortgage Corporation Series 2022-DNA3, Class M1A(c) (SOFR + 2.000%)(d)
37,197	4.280	04/25/42	36,918
JPMorgan Mortgage Trust Series 2021-6, Class A3(c)(d)
94,860	2.500	10/25/51	75,399
Lehman XS Trust Series 2005-7N, Class 1A1A(c) (1 Mo. LIBOR + 0.540%)
81,294	3.620	12/25/35	73,309

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)(d)
$6,748	3.500%		07/25/49	$ 6,363

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $540,160)				$ 519,234

U.S. Treasury Obligations – 26.0%
U.S. Treasury Bonds
$1,640,000	3.125	%(f)	11/15/41	$ 1,426,288
1,550,000	2.750	(f)	08/15/42	1,258,406
2,310,000	2.750	(f)	11/15/42	1,870,378
2,930,000	2.375	(f)	11/15/49	2,204,367
3,200,000	2.000	(f)	02/15/50	2,197,500
U.S. Treasury Notes
2,945,000	0.125	(f)	01/31/23	2,910,258
720,000	0.125	(f)	03/31/23	706,753
1,030,000	0.375	(f)	12/31/25	910,745
4,050,000	0.750	(f)	03/31/26	3,596,274
3,830,000	0.750	(f)	04/30/26	3,391,944
1,720,000	0.625	(f)	07/31/26	1,504,731
1,220,000	4.130	(f)	09/30/27	1,224,194
630,000	1.250	(f)	03/31/28	543,178
970,000	2.875	(f)	05/15/28	910,966
1,180,000	1.250	(f)	06/30/28	1,011,297
250,000	3.125	(f)	11/15/28	237,481

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,545,096)				$ 25,904,760

Shares	Dividend Rate			Value

Investment Company – 3.9%(h)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,932,670	2.911%			$ 3,932,670
(Cost $3,932,670)

Shares	Dividend Rate	Maturity Date	Value

Short-Term Investments(d) – 8.7%
Commercial Paper – 8.7%
Bayerische Landesbank/New York
100,000	3.170%	10/25/22	$ 99,779
Federation des Caisses Desjardins du Quebec
1,014,000	2.400	10/06/22	1,013,503
Ionic Capital III Trust
909,000	3.200	11/02/22	906,310
Liberty Street Funding LLC
1,401,000	2.550	10/12/22	1,399,557
Macquarie Bank Ltd (SOFR + 0.450%)(d)
500,000	3.500	04/06/23	500,247
National Bank of Canada
500,000	2.400	10/05/22	499,785
Nutrien Ltd
1,082,000	3.670	11/07/22	538,971
Reckitt Benckiser Treasury Services PLC
750,000	3.780	11/30/22	745,440
Royal Bank of Canada (c)(FEDL01 + 0.430%)(d)
467,000	3.510	12/23/22	467,182
TELUS Corp
696,000	3.780	12/19/22	689,847
Verizon Communications Inc
676,000	3.560	11/08/22	673,370
Versailles Commercial Paper LLC (SOFR + 0.430%)(d)
770,000	3.480	10/28/22	770,171
Walt Disney Co/The
393,000	4.190	02/02/23	387,659

TOTAL SHORT-TERM INVESTMENTS (Cost $9,231,513)			$ 8,691,821

TOTAL INVESTMENTS – 123.4% (Cost $136,914,601)			$123,141,449

LIABILITIES IN EXCESS OF ASSETS – (23.4)%			(23,346,932)

NET ASSETS – 100.0%			$ 99,794,517

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $19,720,967 which represents approximately 19.8% of the Fund’s net assets as of September 30, 2022.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity date.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on September 30, 2022.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Step coupon.

(f)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(g)	Guaranteed by the United States Government. Total market value of $303,592, which represents 0.3% of net assets as of September 30, 2022.

(h)	Represents an affiliated issuer.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Index
FEDL01	— Fed Funds Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GMTN	— Global Medium Term Note
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
Mo.	— Month
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
TSFR1M	— 1 Month Secured Financing Rate

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Credit Suisse AG	USD	232,012	GBP	202,434	12/15/2022	$5,729
Deutsche Bank Securities	USD	81,562	AUD	120,366	10/5/2022	4,567
Deutsche Bank Securities	AUD	77,940	USD	120,366	12/22/2022	831
HSBC Bank PLC	USD	65,519	JPY	8,925,683	10/6/2022	3,825
Morgan Stanley Co., Inc.	USD	222,486	CAD	288,050	10/11/2022	13,964
Morgan Stanley Co., Inc.	USD	15,543	CHF	15,062	10/13/2022	262
Morgan Stanley Co., Inc.	USD	148,148	SEK	1,623,002	12/19/2022	1,145
State Street Global Markets	USD	945,600	EUR	927,476	10/11/2022	36,045

TOTAL						$66,368

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Credit Suisse AG, New York	GBP	305,018	USD	349,584	12/15/2022	$(8,633)
HSBC Bank PLC	JPY	11,613,102	USD	85,246	10/6/2022	(4,976)
Morgan Stanley Co., Inc.	CAD	258,925	USD	199,990	10/11/2022	(12,552)
Morgan Stanley Co., Inc.	SEK	1,653,000	USD	151,040	12/19/2022	(1,321)
State Street Global Markets	EUR	657,652	USD	670,503	10/11/2022	(25,558)

TOTAL						$(53,040)

FORWARD SALES CONTRACTS — At September 30, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Federal National Mortgage Association	3.000%	TBA-30yr	11/15/51	$(1,000,000)	$(868,450)
Federal National Mortgage Association	3.500	TBA-30yr	11/15/51	(1,000,000)	(898,092)
Federal National Mortgage Association	4.000	TBA-30yr	10/15/51	(1,000,000)	(926,875)
Federal National Mortgage Association	4.000	TBA-30yr	11/15/51	(1,000,000)	(925,939)
Federal National Mortgage Association	4.500	TBA-30yr	10/15/51	(1,000,000)	(951,406)
Federal National Mortgage Association	4.500	TBA-30yr	11/15/51	(1,000,000)	(950,442)

Total (Proceed Receivable $(5,623,730)					$(5,521,204)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At September 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10 Year Note	20	12/20/22	$2,251,237	$(9,987)
U.S. Treasury 2 Year Note	30	12/30/22	6,215,716	(56,342)
U.S. Treasury 5 Year Note	5	12/30/22	554,540	(17,352)
U.S. Treasury Ultra Bond	5	12/20/22	711,822	(28,384)

Total				$(112,065)

Short position contracts:
Euro Bund Future	(1)	12/08/22	(116,370)	(795)
Long Gilt Future	(2)	12/28/22	(243,850)	28,244
U.S. Treasury 10 Year Ultra Note	(12)	12/20/22	(1,428,106)	5,919
U.S. Treasury Long Bond	(6)	12/20/22	(754,738)	(4,262)

Total				$29,106

Total Futures Contracts				$(82,959)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at September 30, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
General Electric Co.	1.000%	0.944%	Bank of America NA	06/20/2026	$175	$(1,651)	$—	$(1,651)
Nordstrom, Inc.	1.000	4.098		06/20/2024	225	(9,220)	(375)	(8,845)
ICE CD JWN	1.000	6.187		12/20/2024	100	(6,187)	(1,928)	(4,259)
Prudential Financial, Inc.	1.000	0.162		06/20/2027	75	121	258	(136)
Republic of Indonesia	1.000	2.609		12/20/2027	200	(5,219)	(1,750)	(3,469)
ICE CD US	1.000	4.312		12/20/2027	210	(9,055)	(6,281)	(2,775)
Republic of Chile	1.000	3.132		12/20/2027	90	(2,819)	(1,768)	(1,050)
Markit CDX North America Investment Grade Index	1.000	0.064		06/20/2025	4,500	2,860	12,164	(9,304)
Markit CMBX North American	3.000	16.345		11/18/2054	100	(16,345)	(26,796)	10,452
Markit CDX North America Investment Grade Index	1.000	0.648		12/20/2025	575	3,725	—	3,725
Markit CDX North America Investment Grade Index	1.000	0.447		06/20/2026	7,025	31,378	72,080	(40,703)
ICE CDX Investment Grade Index	1.000	0.190		12/20/2026	11,950	22,680	207,041	(184,361)
ICE CDX Investment Grade Index	1.000	0.002		06/20/2027	2,600	54	13,529	(13,476)

TOTAL						$10,322	$266,174	$(255,852)

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium Paid	Unrealized Appreciation

1.250%(b)	6 Month NIBOR	12/15/2022	NZD	600	$(1,650)	$(662)	$(988)
1 Day ESTRON(c)	1.500%	12/21/2024	EUR	790	23,226	18,607	4,619
0.000(c)	1 Day SOFR	12/21/2024	USD	880	(16,533)	(12,614)	(3,919)
1 Day SOFR(c)	1.730	02/08/2026	USD	6,200	227,989	61,983	166,006
1 Day ESTRON(c)	1.500	12/21/2027	EUR	20	1,432	998	434
12 Month BOJDTR(c)	0.000	12/21/2027	JPY	222,450	22,629	21,466	1,163
6 Month BBR(b)	3.750	12/21/2027	AUD	10	161	77	84
1 Day ESTRON(c)	2.350	07/04/2029	EUR	340	11,412	563	10,849
12 Month BOJDTR(c)	0.000	05/26/2032	JPY	235,030	20,936	6,725	14,211
2.000(c)	1 Day ESTRON	05/26/2032	EUR	870	(41,523)	(12,660)	(28,863)
1 Day SONIO(c)	0.000	08/25/2032	GBP	190	9,156	(466)	9,622
2.500(c)	1 Day ESTRON	08/30/2032	EUR	270	(7,643)	(7,815)	172
2.750(c)	1 Day ESTRON	09/08/2032	EUR	160	(2,989)	337	(3,326)
3 Month STIBOR(c)	2.750	09/08/2032	SEK	1,860	1,608	219	1,389
0.000(c)	1 Day SOFR	10/04/2032	USD	390	—	2,939	(2,939)
3.200(c)	1 Day ESTRON	10/04/2032	EUR	340	—	271	(271)
0.000(c)	12 Month BOJDTR	12/21/2032	JPY	169,890	35,226	31,146	4,080
2.000(c)	1 Day ESTRON	12/21/2032	EUR	60	(5,806)	(5,066)	(740)
0.000(c)	1 Day SOFR	12/21/2032	USD	600	(51,803)	(39,024)	(12,779)
2.750(c)	1 Day SONIO	12/21/2032	GBP	70	(13,433)	(6,973)	(6,460)
3 Month BA(b)	3.250	12/21/2032	CAD	110	2,753	2,515	238
3 Month STIBOR(c)	3.000	12/21/2032	SEK	530	728	(385)	1,113
3.500(c)	6 Month NIBOR	12/21/2032	NOK	340	(64)	29	(93)
3.750(b)	6 Month BBR	12/21/2032	AUD	80	(2,965)	(1,909)	(1,056)
4.000(b)	NFIX3FRA	12/21/2032	NZD	20	(402)	(419)	17
0.000(c)	1 Day SONIO	07/31/2035	GBP	190	(9,606)	(557)	(9,049)
2.855(c)	1 Day ESTRON	07/04/2037	EUR	510	(9,122)	3,117	(12,239)
1 Day ESTRON(c)	1.56	07/06/2052	EUR	220	(1,382)	(60)	(1,322)

TOTAL					$192,335	$62,382	$129,953

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2022.
(b)	Payments made semi-annually.
(c)	Payments made annually.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At September 30, 2022, the Portfolio had the following purchased & written option contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts
Puts
6M IRS	Morgan Stanley Co., Inc.	0.54%	11/17/2022	2,600,000	$2,600,000	$15	$6,113	$(4,426)

Total Purchased Option Contracts				2,600,000		$15	$6,113	$(4,426)

Written Option Contracts
Puts
6M IRS	Morgan Stanley Co., Inc.	0.60	11/17/2022	(270,000)	(270,000)	$(3)	$6,144	$4,460

Total Written Option Contracts				(270,000)		$(3)	$6,144	$$4,460

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ and underlying funds (“Underlying Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby the Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

v. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2022:

CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$40,452,320	$—
U.S. Treasury Obligations	25,904,760	—	—
Corporate Bonds	—	24,193,945	—
Commercial Paper	—	8,691,821	—
Foreign Bonds	—	5,931,053	—
Asset- Backed Securities	—	4,026,940	—
U.S. Government Agency Securities	—	2,990,373	—
Commercial Mortgage-Backed Securities	—	1,888,803	—
Foreign Government Securities	—	1,501,338	—
Municipal Bonds	—	1,272,341	—
Collateralized Mortgage Obligations	—	519,234	—
Investment Company	3,932,670	—	—
Certificate of Deposits	—	1,835,851	—

Total	$29,837,430	$93,304,019	$—

Liabilities
Forward Sales Contracts	$—	$(5,521,204)	$—

Derivative Type

Assets
Credit Default Swap Contracts(a)	$—	$14,177	$—
Forward Foreign Currency Contracts(a)	—	66,368	—
Futures Contracts(a)	34,163	—	—
Interest Rate Swap Contracts(a)	—	213,997	—
Purchased Options Contracts	—	15	—

Total	$34,163	$294,557	$—

Derivative Type

Liabilities
Credit Default Swap Contracts(a)	$—	$(270,029)	$—
Forward Foreign Currency Contracts(a)	—	(53,040)	—
Futures Contracts(a)	(117,122)	—	—
Interest Rate Swap Contracts(a)	—	(84,044)	—
Written Options Contracts	—	(3)	—

Total	$(117,122)	$(407,116)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Interest Rate Risk  — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.